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                        [CHUBB LETTERHEAD APPEARS HERE]

                                                  May 12, 1997

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

    RE:  CHUBB SEPARATE ACCOUNT A
         File No. 33-7734

Commissioners:

    Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

    (1) the form of the prospectus that would have been filed under paragraph
(b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

    (2) the text of the most recent Post-Effective Amendment was electronically filed on April 24, 1997.

    If you have any questions, please call me at (603) 229-6140.


                                        Sincerely,


                                        /s/ Charlene Grant
                                        Charlene Grant
                                        Assistant Counsel
cc: Joan E. Boros, Esq.